Related Party Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Hoya Intermediate, LLC [Member]
Related Party Transactions
12. R
ELATED
-P
ARTY
T
RANSACTIONS
In December 2020, Vivid Cheers Inc. (“Vivid Cheers”) was incorporated as a non-profit
organization within the meaning of Section 501(c)(3) of the Internal Revenue Code. Vivid Cheers’ mission is to support causes and organizations dedicated to healthcare, education, and support of workers in the live events industry during times of need. The Company has the right to elect the board of directors of Vivid Cheers, which is currently formed by the Company’s executives. The Company does not have a controlling financial interest in Vivid Cheers, and accordingly, does not consolidate Vivid Cheers’ statement of activities with its financial results. The Company committed charitable contributions of $886 thousand and $1,843 thousand for the three and nine months ended September 30, 2021 to Vivid Cheers. The Company had accrued charitable contributions payable of $450 thousand and $714 thousand as of December 31, 2020 and September 30, 2021, respectively.

15. R
ELATED
-P
ARTY
T
RANSACTIONS
In December 2020, Vivid Cheers Inc. (“Vivid Cheers”) was incorporated as a non-profit organization within the meaning of Section 501(c)(3) of the Internal Revenue Code. Vivid Cheers’ mission is to support causes and organizations dedicated to healthcare, education, and support of workers in the live events industry during times of need. The Company has the right to elect the board of directors of Vivid Cheers, which is currently formed by the Company’s executives. The Company does not have a controlling financial interest in Vivid Cheers, and accordingly, does not consolidate Vivid Cheers’ statement of activities with its financial results. The Company committed charitable contributions of $450 thousand for the year ended December 31, 2020 to Vivid Cheers which were payable as of that date.